Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Statement of Financial Position [Abstract]
Accounts receivable allowance for doubtful accounts	$ 111	$ 83
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	9,288,023	9,278,088